UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644

                       Gabelli Capital Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)
================================================================================
                                                                MARKET
    SHARES                                                       VALUE
    ------                                                       -----
             COMMON STOCKS -- 99.2%
             AEROSPACE -- 1.1%
      4,500  HEICO Corp.                                    $    147,690
     42,000  Herley Industries Inc.+                             718,200
    150,000  Rolls-Royce Group plc+                              897,365
                                                            ------------
                                                               1,763,255
                                                            ------------
             AGRICULTURE -- 0.7%
     44,000  Archer-Daniels-Midland Co.                          964,040
        500  The Mosaic Co.                                       34,010
                                                            ------------
                                                                 998,050
                                                            ------------
             AUTOMOTIVE -- 1.3%
    100,000  General Motors Corp.                                945,000
     20,000  Navistar International Corp.+                     1,083,600
                                                            ------------
                                                               2,028,600
                                                            ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
      1,000  BERU AG                                             105,585
     10,000  BorgWarner Inc.                                     327,700
     39,000  CLARCOR Inc.                                      1,480,050
     85,000  Earl Scheib Inc.+                                   187,425
     30,000  Midas Inc.+                                         412,800
     15,000  Modine Manufacturing Co.                            217,200
     25,000  Proliance International Inc.+                        18,750
     95,000  Standard Motor Products Inc.                        590,900
                                                            ------------
                                                               3,340,410
                                                            ------------
             AVIATION: PARTS AND SERVICES -- 3.7%
     34,000  Curtiss-Wright Corp.                              1,545,300
     70,000  GenCorp Inc.+                                       471,800
     50,000  Kaman Corp.                                       1,424,000
     26,000  Precision Castparts Corp.                         2,048,280
    113,500  The Fairchild Corp., Cl. A+                         295,100
                                                            ------------
                                                               5,784,480
                                                            ------------
             BROADCASTING -- 2.9%
     48,000  CBS Corp., Cl. A                                    702,240
     10,000  Cogeco Inc.                                         293,164
     56,000  Fisher Communications Inc.                        2,206,400
    195,000  Gray Television Inc.                                335,400
     18,000  Liberty Media Corp. - Capital, Cl. A+               240,840
     72,000  LIN TV Corp., Cl. A+                                371,520
     80,000  Sinclair Broadcast Group Inc., Cl. A                403,200
                                                            ------------
                                                               4,552,764
                                                            ------------
             BUSINESS SERVICES -- 2.0%
      2,500  Ascent Media Corp., Cl. A+                           61,025
     40,000  Diebold Inc.                                      1,324,400
     55,000  Intermec Inc.+                                    1,080,200
     75,000  Nashua Corp.+                                       602,250
                                                            ------------
                                                               3,067,875
                                                            ------------
             CABLE AND SATELLITE -- 4.3%
      5,000  Adelphia Communications Corp., Cl. A+ (a)                 0
      5,000  Adelphia Communications Corp., Cl. A, Escrow+ (a)         0
      5,000  Adelphia Recovery Trust+                                 10
    140,000  Cablevision Systems Corp., Cl. A                  3,522,400
     10,000  DISH Network Corp., Cl. A+                          210,000
      2,000  EchoStar Corp., Cl. A+                               48,200
     25,000  Liberty Global Inc., Cl. A+                         757,500
      9,315  Liberty Global Inc., Cl. C+                         261,658
      5,000  Scripps Networks Interactive Inc., Cl. A            181,550
     65,000  The DIRECTV Group Inc.+                           1,701,050
                                                            ------------
                                                               6,682,368
                                                            ------------
             COMMUNICATIONS EQUIPMENT -- 2.0%
     78,000  Corning Inc.                                      1,219,920
     63,000  Nortel Networks Corp., New York+                    141,120
     44,000  Thomas & Betts Corp.+                             1,719,080
                                                            ------------
                                                               3,080,120
                                                            ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.7%
    125,000  Furmanite Corp.+                                  1,292,500
      4,000  NCR Corp.+                                           88,200
     75,000  Yahoo! Inc.+                                      1,297,500
                                                            ------------
                                                               2,678,200
                                                            ------------
             CONSUMER PRODUCTS -- 2.0%
      1,000  Avon Products Inc.                                   41,570
      1,000  Clorox Co.                                           62,690
     15,000  Pactiv Corp.+                                       372,450
     30,000  Procter & Gamble Co.                              2,090,700
      7,000  Revlon Inc., Cl. A+                                 103,950
     65,000  Schiff Nutrition International Inc.+                443,950
                                                            ------------
                                                               3,115,310
                                                            ------------
             CONSUMER SERVICES -- 1.1%
      5,000  Liberty Media Corp. - Interactive, Cl. A+            64,550
     88,000  Rollins Inc.                                      1,670,240
                                                            ------------
                                                               1,734,790
                                                            ------------
             DIVERSIFIED INDUSTRIAL -- 6.6%
     29,000  Ampco-Pittsburgh Corp.                              751,100
     70,000  Baldor Electric Co.                               2,016,700
     18,000  Cooper Industries Ltd., Cl. A                       719,100
     30,000  Crane Co.                                           891,300
      4,000  Greif Inc., Cl. A                                   262,480
     82,000  Honeywell International Inc.                      3,407,100
     25,000  ITT Corp.                                         1,390,250
     23,000  Katy Industries Inc.+                                33,350
     65,000  Myers Industries Inc.                               819,650
                                                            ------------
                                                              10,291,030
                                                            ------------
             ELECTRONICS -- 1.6%
     12,000  Cypress Semiconductor Corp.+                         62,640
     30,000  Intel Corp.                                         561,900
     30,000  LSI Corp.+                                          160,800
     75,000  Texas Instruments Inc.                            1,612,500
                                                            ------------
                                                               2,397,840
                                                            ------------
             ENERGY AND UTILITIES -- 9.0%
     60,000  Allegheny Energy Inc.                             2,206,200
     13,000  Cameron International Corp.+                        501,020
      9,000  Chevron Corp.                                       742,320
     25,000  ConocoPhillips                                    1,831,250
     10,000  Devon Energy Corp.                                  912,000
     38,000  DPL Inc.                                            942,400
     90,000  El Paso Corp.                                     1,148,400
     27,000  El Paso Electric Co.+                               567,000
     16,000  Exxon Mobil Corp.                                 1,242,560
      6,699  Florida Public Utilities Co.                         86,417
     15,408  Great Plains Energy Inc.                            342,366
     20,000  Mirant Corp., Escrow+ (a)                                 0
     27,000  NSTAR                                               904,500
     17,000  Progress Energy Inc., CVO+ (a)                        5,610
     15,000  Royal Dutch Shell plc, Cl. A, ADR                   885,150
     80,000  RPC Inc.                                          1,124,800
      9,000  Southwest Gas Corp.                                 272,340
      3,290  Sunpower Corp., Cl. B                               227,202
                                                            ------------
                                                              13,941,535
                                                            ------------
             ENTERTAINMENT -- 6.8%
     16,000  Canterbury Park Holding Corp.                       140,000
     25,000  Discovery Communications Inc., Cl. A+               356,250
     25,000  Discovery Communications Inc., Cl. C+               354,000
     70,000  Dover Motorsports Inc.                              381,500
    100,000  Grupo Televisa SA, ADR                            2,187,000
     72,000  Liberty Media Corp. - Entertainment, Cl. A+       1,797,840
    160,000  Time Warner Inc.                                  2,097,600
    100,000  Viacom Inc., Cl. A+                               2,486,000
     25,000  Vivendi                                             774,992
                                                            ------------
                                                              10,575,182
                                                            ------------
             ENVIRONMENTAL SERVICES -- 1.7%
     30,000  Allied Waste Industries Inc.+                       333,300
     75,000  Waste Management Inc.                             2,361,750
                                                            ------------
                                                               2,695,050
                                                            ------------
             EQUIPMENT AND SUPPLIES -- 5.4%
     32,000  AMETEK Inc.                                       1,304,640
     38,000  Baldwin Technology Co. Inc., Cl. A+                  97,280
     16,000  Belden Inc.                                         508,640
     40,000  Capstone Turbine Corp.+                              51,600
     12,000  CIRCOR International Inc.                           521,160
    105,000  CTS Corp.                                         1,341,900
      9,000  Flowserve Corp.                                     798,930
     14,500  Franklin Electric Co. Inc.                          645,975
     40,000  GrafTech International Ltd.+                        604,400
     40,000  IDEX Corp.                                        1,240,800
     46,000  L.S. Starrett Co., Cl. A                            847,780
      1,000  Robbins & Myers Inc.                                 30,930
     13,000  The Eastern Co.                                     175,500
      8,000  Watts Water Technologies Inc., Cl. A                218,800
                                                            ------------
                                                               8,388,335
                                                            ------------
             FINANCIAL SERVICES -- 6.7%
     90,000  American Express Co.                              3,188,700
     12,000  Argo Group International Holdings Ltd.+             442,200
     20,000  BKF Capital Group Inc.                               22,000
     50,000  Citigroup Inc.                                    1,025,500
     11,000  Deutsche Bank AG                                    800,690
    151,000  Epoch Holding Corp.                               1,593,050
      4,350  JPMorgan Chase & Co.                                203,145
     40,000  Marsh & McLennan Companies Inc.                   1,270,400
     14,151  The Bank of New York Mellon Corp.                   461,040
     35,000  Wells Fargo & Co.                                 1,313,550
                                                            ------------
                                                              10,320,275
                                                            ------------
             FOOD AND BEVERAGE -- 14.0%
     10,000  Anheuser-Busch Companies Inc.                       648,800
     25,000  Brown-Forman Corp., Cl. A                         1,775,000
     38,400  Cadbury plc, ADR                                  1,572,096
      4,000  Corn Products International Inc.                    129,120
     49,000  Diageo plc, ADR                                   3,374,140
     27,000  Dr. Pepper Snapple Group Inc.+                      714,960
     17,000  Fomento Economico Mexicano SAB de CV, ADR           648,380
     10,000  General Mills Inc.                                  687,200
    140,000  Groupe Danone, ADR                                1,966,510
      7,000  H.J. Heinz Co.                                      349,790
     90,000  PepsiAmericas Inc.                                1,864,800
     73,000  The Coca-Cola Co.                                 3,860,240
      8,000  The Hershey Co.                                     316,320
     33,027  Tootsie Roll Industries Inc.                        954,811
     30,000  Wm. Wrigley Jr. Co.                               2,382,000
      5,750  Wm. Wrigley Jr. Co., Cl. B                          454,250
                                                            ------------
                                                              21,698,417
                                                            ------------
             HEALTH CARE -- 4.3%
     83,000  Advanced Medical Optics Inc.+                     1,475,740
      4,000  Alpharma Inc., Cl. A+                               147,560
    100,000  Boston Scientific Corp.+                          1,227,000
      1,000  DENTSPLY International Inc.                          37,540
      6,000  Henry Schein Inc.+                                  323,040
      4,000  Invitrogen Corp.+                                   151,200
      5,000  Laboratory Corp. of America Holdings+               347,500
     10,000  Patterson Companies Inc.+                           304,100
    145,000  Pfizer Inc.                                       2,673,800
                                                            ------------
                                                               6,687,480
                                                            ------------
             HOTELS AND GAMING -- 2.2%
     30,000  Boyd Gaming Corp.                                   280,800
     18,000  Churchill Downs Inc.                                881,640
      2,000  Dover Downs Gaming & Entertainment Inc.              15,560
     20,000  Gaylord Entertainment Co.+                          587,400
     18,000  International Game Technology                       309,240
     12,000  Las Vegas Sands Corp.+                              433,320
     32,000  MGM Mirage+                                         912,000
                                                            ------------
                                                               3,419,960
                                                            ------------
             MACHINERY -- 1.0%
     46,000  CNH Global NV                                     1,013,840
     12,000  Deere & Co.                                         594,000
                                                            ------------
                                                               1,607,840
                                                            ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.4%
      4,000  Cavco Industries Inc.+                              144,600
     50,000  Champion Enterprises Inc.+                          277,500
      4,000  Skyline Corp.                                       105,720
                                                            ------------
                                                                 527,820
                                                            ------------
             METALS AND MINING -- 1.4%
      5,000  Freeport-McMoRan Copper & Gold Inc.                 284,250
     50,000  Newmont Mining Corp.                              1,938,000
                                                            ------------
                                                               2,222,250
                                                            ------------
             PUBLISHING -- 0.8%
     85,000  Journal Communications Inc., Cl. A                  414,800
     20,000  Lee Enterprises Inc.                                 70,000
     15,000  Media General Inc., Cl. A                           186,450
      7,000  Meredith Corp.                                      196,280
     20,000  News Corp., Cl. A                                   239,800
     20,000  PRIMEDIA Inc.                                        48,600
     10,000  The E.W. Scripps Co., Cl. A                          70,700
      5,000  The New York Times Co., Cl. A                        71,450
                                                            ------------
                                                               1,298,080
                                                            ------------
             REAL ESTATE -- 1.2%
     50,000  Griffin Land & Nurseries Inc.                     1,854,000
                                                            ------------
             RETAIL -- 3.1%
     32,000  Aaron Rents Inc., Cl. A                             704,000
     45,000  CVS Caremark Corp.                                1,514,700
     10,000  Ingles Markets Inc., Cl. A                          228,300
     15,000  Safeway Inc.                                        355,800
     20,000  The Great Atlantic & Pacific Tea Co. Inc.+          216,400
     55,000  Walgreen Co.                                      1,702,800
                                                            ------------
                                                               4,722,000
                                                            ------------
             SPECIALTY CHEMICALS -- 4.0%
     70,000  Ferro Corp.                                       1,407,000
     50,000  Hawkins Inc.                                        876,000
     30,000  Hercules Inc.                                       593,700
     24,000  International Flavors & Fragrances Inc.             947,040
    130,000  Omnova Solutions Inc.+                              258,700
      5,000  Quaker Chemical Corp.                               142,300
     12,000  Rohm & Haas Co.                                     840,000
     40,000  Sensient Technologies Corp.                       1,125,200
                                                            ------------
                                                               6,189,940
                                                            ------------
             TELECOMMUNICATIONS -- 2.4%
    220,000  Cincinnati Bell Inc.+                               679,800
     17,000  Nortel Networks Corp., Toronto+                      37,378
    110,000  Qwest Communications International Inc.             355,300
     12,000  Rogers Communications Inc., Cl. B                   398,880
    140,000  Sprint Nextel Corp.                                 854,000
     20,000  Telephone & Data Systems Inc.                       715,000
      8,000  Telephone & Data Systems Inc., Special              287,200
     14,000  Verizon Communications Inc.                         449,260
                                                            ------------
                                                               3,776,818
                                                            ------------
             TRANSPORTATION -- 0.4%
     15,000  GATX Corp.                                          593,550
                                                            ------------
             WIRELESS COMMUNICATIONS -- 1.2%
     30,000  Price Communications Corp., Escrow+ (a)                   0
     38,000  United States Cellular Corp.+                     1,782,960
                                                            ------------
                                                               1,782,960
                                                            ------------
             TOTAL COMMON STOCKS                             153,816,584
                                                           -------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
      1,000  Mirant Corp., Ser. A, expire 01/03/11+                4,000
                                                            ------------
 PRINCIPAL
   AMOUNT
   ------
             U.S. GOVERNMENT  OBLIGATIONS -- 0.8%
 $1,244,000  U.S. Treasury Bill,
              1.484%++, 11/20/08                               1,241,477
                                                            ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $139,993,849)                           $155,062,061
                                                            ============
             Aggregate book cost                            $139,993,849
                                                            ============
             Gross unrealized appreciation                  $ 38,884,011
             Gross unrealized depreciation                   (23,815,799)
                                                            ------------
             Net unrealized appreciation/(depreciation)     $ 15,068,212
                                                            ============
------------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $5,610 or 0.00%
     of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depositary Receipt
 CVO Contingent Value Obligation


               See accompanying notes to schedule of investments.

GABELLI CAPITAL ASSET FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.


On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

   o  Level 1 - quoted prices in active markets for identical securities;
   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
   o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

   -------------------------------------- --------------------------------------

   VALUATION INPUTS                             INVESTMENTS IN SECURITIES
                                                      (MARKET VALUE)
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Level 1 - Quoted Prices                                          $153,814,964
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Level 2 - Other Significant
   Observable inputs                                                   1,241,477
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   Level 3 - Significant Unobservable
   Inputs                                                                  5,620
   -------------------------------------- --------------------------------------
   -------------------------------------- --------------------------------------
   TOTAL                                                            $155,062,061
   -------------------------------------- --------------------------------------


The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

   ------------------------------------------------- ---------------------------
                                                      INVESTMENTS IN SECURITIES
                                                           (MARKET VALUE)
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   BALANCE AS OF 12/31/07                                                 $5,610
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   Accrued discounts/(premiums)                                                -
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   Realized gain/(loss)                                                (144,933)
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   Change in unrealized appreciation/(depreciation)                      144,943
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   Net purchases/(sales)                                                       -
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   Transfers in and/or out of Level 3                                          -
   ------------------------------------------------- ---------------------------
   ------------------------------------------------- ---------------------------
   BALANCE AS OF 09/30/08                                                 $5,620
   ------------------------------------------------- ---------------------------


In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.